Fixed assets - Gains (losses) on disposal of fixed assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of fixed assets related to the sale and leaseback transactions	€ 159	€ 52	€ 221
France and Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of fixed assets related to the sale and leaseback transactions			€ 143
FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of fixed assets related to the sale and leaseback transactions		€ 10
POLAND
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of fixed assets related to the sale and leaseback transactions	€ 14